Deferred tax assets and liabilities - Tax loss carryforwards (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Unrecognized
Within five years	$ 17	$ 6
More than five years	488	443
Not subject to expiry	48	0
Gross value of tax loss carryforwards	553	449
Recognized
Within five years	50	55
More than five years	336	375
Not subject to expiry	822	691
Gross value of tax loss carryforwards	1,208	1,121
Within five years	67	61
More than five years	824	818
Not subject to expiry	870	691
Gross value of tax loss carryforwards	$ 1,761	$ 1,570